Alger Large Cap Growth Portfolio Average Annual Total Returns - Class I2 [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
Class I-2
Prospectus [Line Items]
Average Annual Return, Percent		30.27%	11.12%	16.73%
Performance Inception Date	Jan. 06, 1989